As filed with the Securities and Exchange Commission on October 15, 2012

Securities Act File No. 333-56881

Investment Company Act File No. 811-8817

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 115	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 122 (Check appropriate box or boxes)	☒

ING EQUITY TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on September 28, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 115 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 15th day of October, 2012.

ING EQUITY TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
	Interested Trustee and President and Chief Executive Officer	October 15, 2012
Shaun P. Mathews*
	Senior Vice President Chief/Principal Financial Officer and Assistant Secretary	October 15, 2012
Todd Modic*
	Trustee	October 15, 2012
John V. Boyer*
	Trustee	October 15, 2012
Patricia W. Chadwick*
	Trustee	October 15, 2012
J. Michael Earley*
	Trustee	October 15, 2012
Colleen D. Baldwin*
	Trustee	October 15, 2012
Patrick W. Kenny *
	Interested Trustee	October 15, 2012
Robert W. Crispin*
	Trustee	October 15, 2012
Sheryl K. Pressler*
	Trustee	October 15, 2012
Peter S. Drotch*
	Trustee	October 15, 2012
Roger B. Vincent*

* By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**        Powers of Attorney for Todd Modic and each Trustee were filed as attachments to Post Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N1-A on July 27, 2012 and are incorporated herein by reference.

EXHIBIT INDEX

ING Equity Trust

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE

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